Note 8 - Fixed assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
8.	Fixed assets

December 31, 2012		Accumulated
	Cost	depreciation	Net

Land	$3,093	$-	$3,093
Buildings	14,507	4,953	9,554
Vehicles	28,123	21,494	6,629
Furniture and equipment	71,906	51,047	20,859
Computer equipment and software	118,934	81,316	37,618
Leasehold improvements	59,549	30,291	29,258
	$296,112	$189,101	$107,011

December 31, 2011		Accumulated
	Cost	depreciation	Net

Land	$3,093	$-	$3,093
Buildings	14,442	4,455	9,987
Vehicles	26,030	19,827	6,203
Furniture and equipment	63,504	44,305	19,199
Computer equipment and software	98,535	66,123	32,412
Leasehold improvements	47,414	24,158	23,256
	$253,018	$158,868	$94,150

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of $8,077 (2011 - $5,466) and net book value of $4,409 (2011 - $2,948).